Fair Value Measurements (Tables) - AJAX I [Member]	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of assets and liabilities measured at fair value on recurring basis
Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$805,100,267
Liabilities
Warrant Liability – Public Warrants	1	$66,009,252
Warrant Liability – Private Warrants	3	$89,590,428

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$805,244,565	$805,100,267
Liabilities
Warrant Liability – Public Warrants	1	$37,633,324	$66,009,252
Warrant Liability – Private Warrants	3	$53,669,738	$89,590,428

Schedule of public warrants and the black-scholes-merton model for the private placement warrants
	October 30, 2020 (Initial Measurement)
Input	Public Warrants	Private Warrants
Risk-free interest rate	0.51%	0.72%
Expected term (years)	1	8
Expected volatility	17.5%	17.5%
Exercise price	$11.50	$11.50
Fair value of Units	$10.08	$9.79

Schedule of changes in the fair value of warrant liabilities
	Private Placement(1)	Public	Warrant Liabilities
Fair value –	$—	$—	$—
Initial measurement on October 30, 2020 (IPO)	32,328,622	23,143,488	55,472,110
Change in valuation inputs or other assumptions	57,261,806	42,865,764	100,127,570
Fair value as of December 31, 2020	$89,590,428	$66,009,252	$155,599,680

(1)      As a result of the difference in fair value of $1.53 per share of the Private Placement warrants and the purchase of $1.00 per share (see Note 5), the Company recorded a charge of $11.2 million as of the date of the Private Placement which is included in the private placement liability initial measurement within this table but is reported as part of the change in fair value of the warrant liability in the statement of operations.

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$89,590,428	$66,009,252	$155,599,680
Change in valuation inputs or other assumptions	(35,920,690)	(28,375,928)	(64,296,618)
Fair value as of June 30, 2021	$53,669,738	$37,633,324	$91,303,062

Schedule of fair value of private placement warrants estimated using black-scholes option pricing model
December 31, 2020
Expected volatility	30.6%
Risk-free interest rate	0.73%
Expected term (years)	7.82
Fair value per share of Class A ordinary shares	$11.80

	June 30, 2021	December 31, 2020
Expected volatility	26.4%	30.6%
Risk-free interest rate	1.22%	0.73%
Expected term (years)	7.00	7.82
Fair value per share of Class A ordinary shares	$9.96	$11.80